Inventories	12 Months Ended
Dec. 31, 2018
Disclosure Of Inventories [Abstract]
Inventories
7.	Inventories

As at December 31	2018	2017
Finished product available-for-sale	$2,936,883	$2,058,776
Unfinished product and packaging materials	1,302,384	1,016,230
	$4,239,267	$3,075,006

Inventories expensed as part of cost of goods sold during the year ended December 31, 2018 amounted to $3,861,745 (2017 – $3,079,397; 2016 – $2,482,986). During the year ended December 31, 2018, the Company wrote-off inventory of $94,517 (2017 – $385,289; 2016 – recovery of $108,817) that had expired or was otherwise unusable.